Assets and Disposal Groups Held For Sale - Disposal Groups Held For Sale (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Net defined benefit liabilities		¥ 383
Disposal groups held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	¥ 41,316	451
Goodwill	63,538	0
Intangible assets	27,513	463,772
Inventories	3,266	21,096
Trade and other receivables	0	179
Cash and cash equivalents	0	629
Deferred tax assets	21,073	1,738
Other	574	898
Total assets	157,280	488,763
Net defined benefit liabilities	0	383
Provisions	80,841	93,978
Trade and other payables	0	210
Deferred tax liabilities	6,349	104,644
Other financial liabilities	0	14,860
Other	0	959
Total liabilities	¥ 87,190	¥ 215,034